MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION   TWO WORLD TRADE CENTER, NEW
FUND                                              YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS MAY 31, 1998

DEAR SHAREHOLDER:

The Asian financial crisis continued to impact many of the Fund's holdings, especially small- and mid-cap stocks, technology issues and companies that deal with commodities. Small- and mid-cap companies were the first to be impacted by the Asian turmoil as investors sought safety in these larger, more liquid and thought-to-be safer names. Many technology stocks were also negatively impacted, particularly component companies, as concerns over excess inventories and slowing demand caused prices to erode. Commodity prices, particularly oil, also experienced downward pressure due to a combination of the economic slowdown in Asia and the warmer-than-expected winter across most of North America. This decline in prices has, in turn, negatively affected many oil service and drilling stocks.

PERFORMANCE AND PORTFOLIO

For the first half of the fiscal year ended May 31, 1998 the Fund's Class B shares produced a total return of -0.61 percent versus 15.05 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 9.08 percent for the Lipper Capital Appreciation Funds Average. For the same period, the Fund's Class A, C and D shares had total returns of -0.25 percent, -0.62 percent and -0.11 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The Fund's underperformance relative to the S&P 500 and its Lipper universe is due to the fact that the Fund has been overweighted relative to these benchmarks in small-cap stocks while, during the period under review, large-cap stocks significantly outperformed. However, we continue to believe that the small-cap segment of the market remains undervalued and that, over the long term, this segment offers greater growth potential than the broader market. Accordingly, the Fund continues to pursue small-cap stocks in the $5 to $25 price range with sound fundamentals, solid earnings momentum and financial stability while maintaining broad diversification across industry groups. The top

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
LETTER TO THE SHAREHOLDERS MAY 31, 1998, CONTINUED

five industries represented in the portfolio on May 31, 1998 were technology (37.3 percent of net assets), consumer cyclicals (17.7 percent), capital goods (10.2 percent), energy (8 percent) and health care (7.3 percent). While the technology industry has been particularly impacted by the Asian crisis, we remain heavily concentrated there because we believe there is good value in this sector among small- and mid-cap software names that operate within niche markets.

LOOKING AHEAD

We believe that small- and mid-cap stocks stand to benefit from the current environment of stable interest rates, moderate economic growth and a strong U.S. dollar. Although the Asian financial crisis initially caused investors to gravitate toward large caps that were perceived to be safer during the resulting market uncertainty in the United States, small- and mid-cap stocks actually have less global exposure and should, therefore, provide investors with a greater defense against any continued turmoil in the Pacific Rim.

We appreciate your support of Morgan Stanley Dean Witter Capital Appreciation Fund and look forward to continuing to serve your investment needs.

Sincerely,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1998 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (94.7%)
           ADVERTISING (0.3%)
  20,000   Snyder Communications, Inc.*...........................................................  $    806,250
                                                                                                    ------------
           AEROSPACE & DEFENSE (1.2%)
  30,000   Kellstrom Industries, Inc.*............................................................       832,500
  70,000   Orbital Sciences Corp.*................................................................     2,861,250
                                                                                                    ------------
                                                                                                       3,693,750
                                                                                                    ------------
           AIRLINES (0.4%)
  40,000   America West Holdings Corp. (Class B)*.................................................     1,132,500
                                                                                                    ------------
           APPAREL (0.6%)
  30,000   Polo Ralph Lauren Corp.*...............................................................       915,000
  50,000   Quiksilver, Inc.*......................................................................       953,125
                                                                                                    ------------
                                                                                                       1,868,125
                                                                                                    ------------
           BANKS (1.0%)
  30,000   Bank of Commerce.......................................................................       536,250
  60,000   Flagstar Bancorp.......................................................................     1,432,500
  20,000   Zions Bancorporation...................................................................     1,027,500
                                                                                                    ------------
                                                                                                       2,996,250
                                                                                                    ------------
           BIOTECHNOLOGY (0.8%)
  60,000   Sepracor, Inc.*........................................................................     2,580,000
                                                                                                    ------------
           BREWERY (0.1%)
  30,000   Boston Beer Company, Inc. (Class A)*...................................................       330,000
                                                                                                    ------------
           BROADCASTING (0.4%)
  20,000   Chancellor Media Corp.*................................................................       835,000
  30,000   Source Media, Inc.*....................................................................       438,750
                                                                                                    ------------
                                                                                                       1,273,750
                                                                                                    ------------
           BROKERAGE (0.3%)
  60,000   Freedom Securities Corp.*..............................................................     1,035,000
                                                                                                    ------------
           BUILDING & CONSTRUCTION (0.5%)
  50,000   Dycom Industries, Inc.*................................................................     1,431,250
                                                                                                    ------------
           CABLE TELEVISION EQUIPMENT (0.3%)
  30,000   Century Communications Corp.*..........................................................       476,250
  30,000   Harmonic Lightwaves, Inc.*.............................................................       521,250
                                                                                                    ------------
                                                                                                         997,500
                                                                                                    ------------
           COMMERCIAL SERVICES (3.1%)
 150,000   Century Business Sevices, Inc.*........................................................     2,578,125
  75,000   International Telecommunication Data Systems, Inc.*....................................     1,846,875
  55,000   International Total Services, Inc.*....................................................     1,127,500

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  50,000   Lason, Inc.*...........................................................................  $  2,031,250
  51,079   Romac International, Inc.*.............................................................     1,430,212
  60,000   TeleSpectrum Worldwide Inc.*...........................................................       506,250
                                                                                                    ------------
                                                                                                       9,520,212
                                                                                                    ------------
           COMMUNICATIONS - EQUIPMENT/MANUFACTURERS (1.6%)
 100,000   Bay Networks, Inc.*....................................................................     2,768,750
  30,000   FORE Systems, Inc.*....................................................................       654,375
 100,000   Network Equipment Technologies, Inc.*..................................................     1,568,750
                                                                                                    ------------
                                                                                                       4,991,875
                                                                                                    ------------
           COMPUTER EQUIPMENT (0.3%)
  10,000   Storage Technology Corp.*..............................................................       838,750
                                                                                                    ------------
           COMPUTER SOFTWARE & SERVICES (15.1%)
  50,000   Acxiom Corp.*..........................................................................     1,081,250
  50,000   American Business Information, Inc. (Class B)*.........................................       625,000
  60,000   Aspen Technology, Inc.*................................................................     2,670,000
  60,000   AXENT Technologies, Inc.*..............................................................     1,470,000
  40,000   BroadVision, Inc.*.....................................................................       635,000
  60,000   Brooktrout Technology, Inc.*...........................................................     1,087,500
 130,000   Business Objects S.A. (ADR) (France)*..................................................     2,193,750
  30,000   Cadence Design Systems, Inc.*..........................................................     1,057,500
  60,000   Certicom Corp. (Canada)*...............................................................     1,359,703
  30,000   Cognicase Inc.*........................................................................       457,500
  30,000   Datastream Systems, Inc.*..............................................................       633,750
  60,000   Dendrite International, Inc.*..........................................................     1,785,000
  50,000   Documentum, Inc.*......................................................................     2,350,000
  30,000   FileNET Corp.*.........................................................................     1,650,000
 100,000   IDT Corp.*.............................................................................     2,612,500
  40,000   InterVU Inc.*..........................................................................       650,000
  18,000   JDA Software Group, Inc.*..............................................................       810,000
  80,000   Legato Systems, Inc.*..................................................................     2,280,000
  50,000   Macromedia, Inc.*......................................................................       790,625
  60,000   MAPICS, Inc.*..........................................................................     1,050,000
  30,000   New Dimension Sofware Ltd. (Israel)*...................................................       851,250
  30,000   New Era of Networks, Inc.*.............................................................       802,500
  60,000   Novell, Inc.*..........................................................................       630,000
  40,000   Open Text Corp. (Canada)*..............................................................       700,000
  30,000   OzEmail Ltd. (ADR) (Australia).........................................................       571,875
  30,000   Pinnacle Systems, Inc.*................................................................     1,001,250
  30,000   Platinum Technology, Inc.*.............................................................       817,500
  30,000   Policy Management Systems Corp.*.......................................................     2,475,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 120,000   PsiNet, Inc.*..........................................................................  $  1,290,000
  50,000   Rational Software Corp.*...............................................................       762,500
  50,000   Segue Software, Inc.*..................................................................       646,875
  70,000   Software AG Systems, Inc.*.............................................................     1,706,250
  30,000   SPR Inc.*..............................................................................       832,500
  60,000   Summit Design, Inc.*...................................................................       892,500
  60,000   Symix Systems, Inc.*...................................................................     1,162,500
  40,000   Systems & Computer Technology Corp.*...................................................     1,017,500
  40,000   TSI International Software Ltd.*.......................................................       877,500
  70,000   Xylan Corp.*...........................................................................     1,680,000
                                                                                                    ------------
                                                                                                      45,966,578
                                                                                                    ------------
           COMPUTERS (5.4%)
  45,000   Cybex Corp*............................................................................     1,029,375
  60,000   Hutchinson Technology Inc.*............................................................     1,500,000
  50,000   Lexmark International Group, Inc. (Class A)*...........................................     2,775,000
  50,000   MICROS Systems, Inc.*..................................................................     2,900,000
 130,000   Musicland Stores Corp.*................................................................     1,876,875
 110,000   Network Appliance, Inc.*...............................................................     3,822,500
 100,000   Sunquest Information Systems, Inc.*....................................................       862,500
 100,000   Xircom, Inc.*..........................................................................     1,562,500
                                                                                                    ------------
                                                                                                      16,328,750
                                                                                                    ------------
           COMPUTERS - SYSTEMS (2.1%)
  40,000   Apple Computer, Inc.*..................................................................     1,062,500
  20,000   EMC Corp.*.............................................................................       828,750
  50,000   Gerber Scientific, Inc.................................................................     1,259,375
  70,000   Mentor Graphics Corp.*.................................................................       770,000
 100,000   Unisys Corp.*..........................................................................     2,450,000
                                                                                                    ------------
                                                                                                       6,370,625
                                                                                                    ------------
           COSMETICS (0.2%)
  30,000   NBTY, Inc.*............................................................................       521,250
                                                                                                    ------------
           DATA PROCESSING (0.7%)
  40,000   Choicepoint Inc.*......................................................................     2,080,000
                                                                                                    ------------
           EDUCATION (0.5%)
  43,000   Education Management Corp.*............................................................     1,494,250
                                                                                                    ------------
           ELECTRIC (0.2%)
  20,000   Jabil Circuit, Inc.*...................................................................       681,250
                                                                                                    ------------
           ELECTRONIC & ELECTRICAL EQUIPMENT (0.1%)
  25,000   Artisan Components, Inc.*..............................................................       421,875
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           ELECTRONIC - MAJOR COMPANIES (0.3%)
  30,000   Aris Corp.*............................................................................  $    840,000
   1,700   Manhattan Associates, Inc.*............................................................        34,000
                                                                                                    ------------
                                                                                                         874,000
                                                                                                    ------------
           ELECTRONIC COMPONENTS (0.2%)
  40,000   EFTC Corp.*............................................................................       580,000
                                                                                                    ------------
           ELECTRONICS (1.1%)
  50,000   Aeroflex Inc.*.........................................................................       562,500
  30,000   Avid Technology, Inc.*.................................................................     1,215,000
  30,000   Oak Industries Inc.*...................................................................     1,046,250
  30,000   PMT Services, Inc.*....................................................................       581,250
                                                                                                    ------------
                                                                                                       3,405,000
                                                                                                    ------------
           ELECTRONICS - INSTRUMENTATION (0.8%)
  40,000   EG & G, Inc............................................................................     1,260,000
  30,000   Qlogic Corp.*..........................................................................     1,215,000
                                                                                                    ------------
                                                                                                       2,475,000
                                                                                                    ------------
           ELECTRONICS - SEMICONDUCTORS/COMPONENTS (2.4%)
  30,000   DuPont Photomasks, Inc.*...............................................................     1,275,000
  80,000   MTI Technology Corp.*..................................................................     1,070,000
  20,000   PMC - Sierra, Inc. (Canada)*...........................................................       777,500
  30,000   Uniphase Corp.*........................................................................     1,526,250
 100,000   Vitesse Semiconductor Corp.*...........................................................     2,556,250
                                                                                                    ------------
                                                                                                       7,205,000
                                                                                                    ------------
           ENERGY (1.1%)
  25,000   Diamond Offshore Drilling, Inc.........................................................     1,195,312
  55,000   KTI, Inc.*.............................................................................     1,216,875
  20,000   Transocean Offshore, Inc...............................................................       986,250
                                                                                                    ------------
                                                                                                       3,398,437
                                                                                                    ------------
           ENTERTAINMENT (1.4%)
 150,000   Acclaim Entertainment, Inc.*...........................................................       956,250
  23,900   ResortQuest International, Inc.*.......................................................       362,981
  30,000   Sabre Group Holdings, Inc.*............................................................     1,051,875
  30,000   Steinway Musical Instruments Inc.*.....................................................       898,125
  30,000   Travel Services International, Inc.*...................................................     1,042,500
                                                                                                    ------------
                                                                                                       4,311,731
                                                                                                    ------------
           ENVIRONMENTAL (0.6%)
  70,000   Allied Waste Industries, Inc.*.........................................................     1,846,250
                                                                                                    ------------
           ENVIRONMENTAL CONTROL (0.2%)
  30,000   Newpark Resources, Inc.*...............................................................       545,625
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           ETHICAL DRUGS & DISTRIBUTIONS (0.1%)
  20,000   Spiros Development (Units)*++..........................................................  $    327,500
                                                                                                    ------------
           FINANCIAL SERVICES (0.8%)
  30,000   AmeriCredit Corp.*.....................................................................       978,750
   2,000   Resource America, Inc. (Class A).......................................................       132,500
  30,000   Southern Pacific Funding Corp.*........................................................       461,250
  30,000   Webster Financial Corp.................................................................       995,625
                                                                                                    ------------
                                                                                                       2,568,125
                                                                                                    ------------
           HEALTH EQUIPMENT & SERVICES (0.2%)
  30,000   United Payors & United Providers, Inc.*................................................       603,750
                                                                                                    ------------
           HEALTHCARE (0.8%)
  30,000   Allegiance Corp........................................................................     1,500,000
  30,000   Res-Care, Inc.*........................................................................       945,000
                                                                                                    ------------
                                                                                                       2,445,000
                                                                                                    ------------
           HEALTHCARE - SPECIALIZED SERVICES (1.0%)
  60,000   ALZA Corp. (Class A)*..................................................................     2,902,500
                                                                                                    ------------
           HOME ENTERTAINMENT (0.4%)
  30,000   Electronic Arts Inc.*..................................................................     1,297,500
                                                                                                    ------------
           HOSPITAL MANAGEMENT (0.3%)
  50,000   Veterinary Centers of America, Inc.*...................................................       928,125
                                                                                                    ------------
           HOUSEHOLD FURNISHINGS & APPLIANCES (0.9%)
  30,000   Furniture Brands International, Inc.*..................................................       885,000
  85,000   Haverty Furniture Companies, Inc.......................................................     1,848,750
                                                                                                    ------------
                                                                                                       2,733,750
                                                                                                    ------------
           HOUSING & HOME FURNISHINGS (0.1%)
  30,000   Shaw Industries, Inc...................................................................       480,000
                                                                                                    ------------
           INSURANCE (0.2%)
  20,000   INSpire Insurance Solutions, Inc.*.....................................................       645,000
                                                                                                    ------------
           INTERNET (0.3%)
  35,000   Preview Travel, Inc.*..................................................................       988,750
                                                                                                    ------------
           INVESTMENT COMPANIES (0.3%)
  22,400   Affiliated Managers Group, Inc.*.......................................................       802,200
                                                                                                    ------------
           LEISURE TIME/EQUIPMENT (0.2%)
  50,000   Handleman Co.*.........................................................................       612,500
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MACHINERY (1.3%)
  80,000   National-Oilwell, Inc.*................................................................  $  2,795,000
  40,000   Terex Corp.*...........................................................................     1,232,500
                                                                                                    ------------
                                                                                                       4,027,500
                                                                                                    ------------
           MANUFACTURING (0.9%)
  40,000   Johnstown America Industries, Inc.*....................................................       720,000
  40,000   NN Ball & Roller, Inc..................................................................       460,000
 130,000   Oakley, Inc.*..........................................................................     1,698,125
                                                                                                    ------------
                                                                                                       2,878,125
                                                                                                    ------------
           MEDIA GROUP (0.3%)
  30,000   Outdoor Systems, Inc.*.................................................................       900,000
                                                                                                    ------------
           MEDICAL PRODUCTS & SUPPLIES (1.0%)
  30,000   Serologicals Corp.*....................................................................       870,000
  80,000   Trex Medical Corp.*....................................................................     1,350,000
  30,000   Ventana Medical Systems, Inc.*.........................................................       776,250
                                                                                                    ------------
                                                                                                       2,996,250
                                                                                                    ------------
           METALS & MINING (0.0%)
   1,000   BRO-X Minerals Ltd. (Canada)*..........................................................           481
                                                                                                    ------------
           MISCELLANEOUS (0.8%)
  50,000   Mail-Well, Inc.*.......................................................................     2,300,000
                                                                                                    ------------
           NATURAL GAS (0.3%)
  50,000   Basin Exploration, Inc.*...............................................................       787,500
                                                                                                    ------------
           OIL SERVICES (9.1%)
  60,000   Cal Dive International, Inc.*..........................................................     2,010,000
 100,000   Canadian 88 Energy Corp. (Canada)*.....................................................       446,367
 110,000   Core Laboratories N.V.*................................................................     2,901,250
  30,000   ENSCO International, Inc...............................................................       759,375
  40,000   Evi Weatherford Inc.*..................................................................     2,022,500
  50,000   Friede Goldman International Inc.*.....................................................     1,662,500
  90,000   Global Industries Ltd.*................................................................     1,912,500
  87,400   Gulf Island Fabrication, Inc.*.........................................................     1,933,725
  60,000   Mallon Resources Corp.*................................................................       645,000
  60,000   Marine Drilling Company, Inc.*.........................................................     1,128,750
  70,000   Noble Drilling Corp.*..................................................................     2,065,000
  60,000   Oceaneering International, Inc.*.......................................................     1,290,000
  50,000   Patterson Energy, Inc.*................................................................       559,375
  30,000   Stolt Comex Seaway, S.A. (United Kingdom)*.............................................       946,875
  50,000   Stone Energy Corp.*....................................................................     1,771,875

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  25,000   Superior Energy Services, Inc.*........................................................  $    240,625
  50,000   Unit Corp.*............................................................................       390,625
  80,000   Varco International, Inc.*.............................................................     2,085,000
  55,000   Veritas DGC Inc.*......................................................................     2,849,688
                                                                                                    ------------
                                                                                                      27,621,030
                                                                                                    ------------
           PAPER PRODUCTS (0.2%)
  30,000   Getty Images, Inc.*....................................................................       607,500
                                                                                                    ------------
           PHARMACEUTICALS (3.1%)
 100,000   Advance Paradigm, Inc.*................................................................     3,537,500
  30,000   Algos Pharmaceutical Corp.*............................................................     1,091,250
  30,000   ChiRex, Inc.*..........................................................................       633,750
  70,000   ImClone Systems, Inc.*.................................................................       765,625
  50,000   MedImmune, Inc.*.......................................................................     2,493,750
  40,000   SangStat Medical Corp.*................................................................     1,045,000
                                                                                                    ------------
                                                                                                       9,566,875
                                                                                                    ------------
           POLLUTION CONTROL (1.3%)
 100,000   American Disposal Services, Inc.*......................................................     3,912,500
                                                                                                    ------------
           PROPERTY - CASUALTY INSURANCE (1.1%)
  50,000   Reliance Group Holdings, Inc...........................................................       903,125
  60,000   Stewart Information Services Corp......................................................     2,302,500
                                                                                                    ------------
                                                                                                       3,205,625
                                                                                                    ------------
           PUBLISHING (0.6%)
  30,000   Big Flower Holdings, Inc.*.............................................................       920,625
  40,000   Petersen Companies, Inc. (Class A)*....................................................       985,000
                                                                                                    ------------
                                                                                                       1,905,625
                                                                                                    ------------
           RESTAURANTS (0.6%)
  30,000   Consolidated Products, Inc.*...........................................................       594,375
  30,000   Outback Steakhouse, Inc.*..............................................................     1,104,375
                                                                                                    ------------
                                                                                                       1,698,750
                                                                                                    ------------
           RETAIL (3.5%)
  60,000   AnnTaylor Stores Corp.*................................................................     1,308,750
  40,000   Bed Bath & Beyond, Inc.*...............................................................     2,007,500
  40,000   Buckle (THE), Inc.*....................................................................     2,040,000
  20,000   Kohl's Corp.*..........................................................................       951,250
  40,000   Maxim Group, Inc.*.....................................................................       675,000
  40,000   Party City Corp.*......................................................................     1,170,000
  60,000   Shoe Carnival Inc.*....................................................................       825,000
  30,000   Signet Group PLC (ADR) (United Kingdom)*...............................................       693,750
  60,000   Stein Mart, Inc.*......................................................................       945,000
                                                                                                    ------------
                                                                                                      10,616,250
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           RETAIL - DEPARTMENT STORES (1.3%)
  80,000   Elder-Beerman Stores Corp.*............................................................  $  1,990,000
  30,000   Payless ShoeSource, Inc.*..............................................................     2,101,875
                                                                                                    ------------
                                                                                                       4,091,875
                                                                                                    ------------
           RETAIL - FOOD CHAINS (0.3%)
  30,000   Wild Oats Markets, Inc.*...............................................................       858,750
                                                                                                    ------------
           RETAIL - GENERAL MERCHANDISE (0.2%)
  30,000   Loblaw Companies Ltd. (Canada).........................................................       659,250
                                                                                                    ------------
           RETAIL - SPECIALTY (4.7%)
  50,000   Baker (J.), Inc........................................................................       606,250
  20,000   Costco Companies, Inc.*................................................................     1,156,250
  30,000   DM Management Co.*.....................................................................       915,000
  60,000   Houghton Mifflin Co....................................................................     2,085,000
 120,000   Linens 'N Things, Inc.*................................................................     3,855,000
  30,000   Staples, Inc.*.........................................................................       751,875
 100,000   Sunglass Hut International, Inc.*......................................................     1,218,750
  30,000   Talbot's, Inc. (The)...................................................................       856,875
  60,000   TJX Companies, Inc.....................................................................     2,805,000
                                                                                                    ------------
                                                                                                      14,250,000
                                                                                                    ------------
           SPECIALIZED SERVICES (0.4%)
  60,000   RCM Technologies, Inc.*................................................................     1,245,000
                                                                                                    ------------
           SPORTING GOODS (0.3%)
  30,000   Hibbett Sporting Goods, Inc.*..........................................................       993,750
                                                                                                    ------------
           TECHNOLOGY (1.2%)
  30,000   Kroll-O'Gara Co.*......................................................................       652,500
  70,000   Kuhlman Corp...........................................................................     2,957,500
                                                                                                    ------------
                                                                                                       3,610,000
                                                                                                    ------------
           TELECOMMUNICATIONS (5.7%)
  40,000   ANTEC Corp.*...........................................................................       765,000
 328,000   CGI Group, Inc. (Canada)*..............................................................     6,779,838
  60,000   Qwest Communications International Inc.*...............................................     1,983,750
  40,000   SkyTel Communications Inc.*............................................................       905,000
 100,000   STAR Telecommunications, Inc.*.........................................................     2,350,000
  60,000   Startec Global Communications Corp.*...................................................       982,500
  50,000   WinStar Communications, Inc.*..........................................................     1,862,500
  40,000   World Access, Inc.*....................................................................     1,250,000
  50,000   WorldPort Communications, Inc.*........................................................       556,250
                                                                                                    ------------
                                                                                                      17,434,838
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATIONS - LONG DISTANCE (1.1%)
  90,000   ITC DeltaCom, Inc.*....................................................................  $  3,217,500
                                                                                                    ------------
           TELECOMMUNICATIONS EQUIPMENT (3.1%)
  30,000   Advanced Fibre Communications, Inc.*...................................................     1,110,000
  59,500   AFC Cable Systems, Inc.*...............................................................     1,985,813
  60,000   Applied Voice Technology, Inc.*........................................................     1,125,000
  70,000   e. Spire Communications, Inc.*.........................................................     1,128,750
  25,000   L-3 Communications Holdings, Inc.*.....................................................       700,000
 110,000   RIT Technologies Ltd.*.................................................................     1,237,500
  30,000   Tellabs, Inc.*.........................................................................     2,060,625
                                                                                                    ------------
                                                                                                       9,347,688
                                                                                                    ------------
           TEXTILES (0.1%)
  30,000   Donna Karan International Inc.*........................................................       420,000
                                                                                                    ------------
           TEXTILES - APPAREL (0.4%)
  30,000   Fruit of the Loom, Inc. (Class A)*.....................................................     1,078,125
                                                                                                    ------------
           TRANSPORTATION (1.4%)
  48,000   Coach USA, Inc.*.......................................................................     2,067,000
  35,000   Offshore Logistics, Inc.*..............................................................       713,125
  30,000   Sea Containers, Ltd. (Class A).........................................................     1,213,125
  17,000   Trico Marine Service, Inc.*............................................................       337,875
                                                                                                    ------------
                                                                                                       4,331,125
                                                                                                    ------------
           UTILITIES (0.3%)
  30,000   Hagler Bailly, Inc.*...................................................................       821,250
                                                                                                    ------------
           WASTE DISPOSAL (0.9%)
  95,000   Eastern Environmental Services, Inc.*..................................................     2,683,750
                                                                                                    ------------
           WIRELESS COMMUNICATION (0.3%)
  30,000   Metro One Telecommunications*..........................................................       348,750
  30,000   Powerwave Technologies, Inc.*..........................................................       573,750
                                                                                                    ------------
                                                                                                         922,500
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $253,313,447).........................................................   288,324,945
                                                                                                    ------------

           PREFERRED STOCK (0.0%)
           MEDICAL PRODUCTS & SUPPLIES
  30,000   Fresenius National Medical Care (Class D) (Germany) (IDENTIFIED COST $6,069)...........         1,950
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (5.3%)
           U.S. GOVERNMENT AGENCY (a) (3.6%)
$ 11,000   Federal Home Loan Mortgage Corp. 5.55% due 06/01/98 (AMORTIZED COST $11,000,000).......  $ 11,000,000
                                                                                                    ------------

           REPURCHASE AGREEMENT (1.7%)
   5,256   The Bank of New York 5.50% due 06/01/98 (dated 05/29/98; proceeds $5,258,240) (b)
             (IDENTIFIED COST $5,255,831).........................................................     5,255,831
                                                                                                    ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $16,255,831)..........................................................    16,255,831
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $269,575,347) (C)........................................................  100.0 %   304,582,726

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.0)        (31,805)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 304,550,921
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $4,418,339 Government National Mortgage Assoc. 7.00% due 08/20/23 valued at $2,376,198 and $3,063,450 U.S. Treasury Bill 0.00% due
     11/27/98 valued at $2,984,749.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $44,167,839 and the aggregate gross unrealized depreciation is $9,160,460, resulting in net unrealized appreciation of $35,007,379.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $269,575,347)..............................................................  $304,582,726
Receivable for:
    Investments sold..........................................................................     4,813,795
    Shares of beneficial interest sold........................................................       119,790
    Dividends.................................................................................        14,208
Deferred organizational expenses..............................................................        86,130
Prepaid expenses and other assets.............................................................       109,205
                                                                                                ------------
     TOTAL ASSETS.............................................................................   309,725,854
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     4,134,738
    Shares of beneficial interest repurchased.................................................       472,553
    Plan of distribution fee..................................................................       273,857
    Investment management fee.................................................................       206,956
Accrued expenses and other payables...........................................................        86,829
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     5,174,933
                                                                                                ------------
     NET ASSETS...............................................................................  $304,550,921
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $249,539,040
Net unrealized appreciation...................................................................    35,007,379
Net investment loss...........................................................................    (3,184,461)
Accumulated undistributed net realized gain...................................................    23,188,963
                                                                                                ------------
     NET ASSETS...............................................................................  $304,550,921
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................      $814,616
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        59,451
     NET ASSET VALUE PER SHARE................................................................        $13.70
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $14.46
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $300,938,226
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    22,109,133
     NET ASSET VALUE PER SHARE................................................................        $13.61
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................    $1,713,373
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       125,868
     NET ASSET VALUE PER SHARE................................................................        $13.61
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................    $1,084,706
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        79,013
     NET ASSET VALUE PER SHARE................................................................        $13.73
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $500 foreign withholding tax)................................................  $   175,278
Interest.......................................................................................      131,712
                                                                                                 -----------

     TOTAL INCOME..............................................................................      306,990
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................          843
Plan of distribution fee (Class B shares)......................................................    1,671,084
Plan of distribution fee (Class C shares)......................................................        9,501
Investment management fee......................................................................    1,268,728
Transfer agent fees and expenses...............................................................      352,065
Registration fees..............................................................................       67,136
Shareholder reports and notices................................................................       37,077
Custodian fees.................................................................................       32,731
Professional fees..............................................................................       25,239
Organizational expenses........................................................................       17,832
Trustees' fees and expenses....................................................................        6,740
Other..........................................................................................        2,475
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    3,491,451
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................   (3,184,461)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain..............................................................................   13,670,887
Net change in unrealized appreciation..........................................................  (12,167,315)
                                                                                                 -----------

     NET GAIN..................................................................................    1,503,572
                                                                                                 -----------

NET DECREASE...................................................................................  $(1,680,889)
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX      FOR THE YEAR
                                                                            MONTHS ENDED        ENDED
                                                                            MAY 31, 1998  NOVEMBER 30, 1997*
------------------------------------------------------------------------------------------------------------

                                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.......................................................  $ (3,184,461) $      (6,153,061 )
Net realized gain.........................................................    13,670,887         38,570,804
Net change in unrealized appreciation.....................................   (12,167,315)        (6,517,638 )
                                                                            ------------  ------------------

     NET INCREASE (DECREASE)..............................................    (1,680,889)        25,900,105
                                                                            ------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET
REALIZED GAIN:
Class A shares............................................................       (16,866)        --
Class B shares............................................................   (12,266,897)        --
Class C shares............................................................       (47,349)        --
Class D shares............................................................       (19,419)        --
                                                                            ------------  ------------------

     TOTAL DISTRIBUTIONS..................................................   (12,350,531)        --
                                                                            ------------  ------------------
Net increase (decrease) from transactions in shares of beneficial
  interest................................................................   (48,669,523)        30,542,778
                                                                            ------------  ------------------

     NET INCREASE (DECREASE)..............................................   (62,700,943)        56,442,883

NET ASSETS:
Beginning of period.......................................................   367,251,864        310,808,981
                                                                            ------------  ------------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $3,184,461 AND $0,
    RESPECTIVELY).........................................................  $304,550,921  $     367,251,864
                                                                            ------------  ------------------
                                                                            ------------  ------------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Capital Appreciation Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on July 31, 1995 and commenced operations on October 27, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

Effective June 22, 1998, the following entities have changed their name:

Old Name                                       New Name
---------------------------------------------  -----------------------------------------------------
Dean Witter Capital Appreciation Fund          Morgan Stanley Dean Witter Capital Appreciation Fund
Dean Witter InterCapital Inc.                  Morgan Stanley Dean Witter Advisors Inc.
Dean Witter Distributors Inc.                  Morgan Stanley Dean Witter Distributors Inc.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998 (UNAUDITED) CONTINUED

Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998 (UNAUDITED) CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $179,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998 (UNAUDITED) CONTINUED

are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $11,435,574 at May 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998 (UNAUDITED) CONTINUED

shares of $501,230 and $15,716, respectively and received $8,683 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 1998 aggregated $379,206,734 and $460,276,440, respectively.

For the six months ended May 31, 1998, the Fund incurred brokerage commissions of $16,350 with DWR for portfolio transactions executed on behalf of the fund.

For the six months ended May 31, 1998, the Fund incurred brokerage commissions of $32,298 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $12,500.

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                           MAY 31, 1998                  FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                      NOVEMBER 30, 1997*
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................       39,212   $      531,187        24,829   $    380,181
Reinvestment of distributions....................................          977           12,342       --             --
Repurchased......................................................       (4,922)         (68,079)         (645)        (9,645)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class A..........................................       35,267          475,450        24,184        370,536
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    2,043,140       28,691,181    15,086,938    211,255,509
Reinvestment of distributions....................................      921,964       11,598,309       --             --
Repurchased......................................................   (6,559,323)     (90,727,691)  (13,313,433)  (182,682,535)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) -- Class B...............................   (3,594,219)     (50,438,201)    1,773,505     28,572,974
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................      169,930        2,285,277       101,030      1,609,066
Reinvestment of distributions....................................        3,263           41,082       --             --
Repurchased......................................................     (137,884)      (1,891,877)      (10,471)      (153,924)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class C..........................................       35,309          434,482        90,559      1,455,142
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      144,353        1,918,701         9,511        144,126
Reinvestment of distributions....................................          376            4,754       --             --
Repurchased......................................................      (75,227)      (1,064,709)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class D..........................................       69,502          858,746         9,511        144,126
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) in Fund..................................   (3,454,141)  $  (48,669,523)    1,897,759   $ 30,542,778
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C, and D shares, for the period July 28, 1997 (issue date) through November 30, 1997.

6. FEDERAL INCOME TAX STATUS

As of November 30, 1997 the Fund had temporary book/tax differences attributable to post-October losses deferrals on wash sales.

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                   FOR THE
                                                                                   PERIOD
                                       FOR THE SIX     FOR THE                   OCTOBER 27,
                                         MONTHS      YEAR ENDED      FOR THE        1995*
                                          ENDED       NOVEMBER     YEAR ENDED      THROUGH
                                         MAY 31,         30,        NOVEMBER      NOVEMBER
                                         1998++       1997**++      30, 1996      30, 1995
                                       (UNAUDITED)

--------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period..............................  $ 14.22       $ 12.99       $ 10.53       $ 10.00
                                       -----------   -----------   -----------   -----------

Net investment loss..................    (0.13)        (0.24)        (0.15)        (0.01)

Net realized and unrealized gain.....    --             1.47          2.61          0.54
                                       -----------   -----------   -----------   -----------

Total from investment operations.....    (0.13)         1.23          2.46          0.53
                                       -----------   -----------   -----------   -----------

Less distributions from net realized
 gain................................    (0.48)        --            --            --
                                       -----------   -----------   -----------   -----------

Net asset value, end of period.......  $ 13.61       $ 14.22       $ 12.99       $ 10.53
                                       -----------   -----------   -----------   -----------
                                       -----------   -----------   -----------   -----------

TOTAL INVESTMENT RETURN+.............    (0.61)%(1)     9.47%        23.36%         5.30%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................     2.07%(2)      2.00%         2.00%         2.87%(2)

Net investment loss..................    (1.89)%(2)    (1.79)%       (1.72)%       (0.79)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................  $300,938      $365,484      $310,809      $102,009

Portfolio turnover rate..............      113%(1)       184%          108%            7%(1)

Average commission rate paid.........  $0.0560       $0.0570       $0.0570         --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                                            JULY 28, 1997*
                                                                          FOR THE SIX          THROUGH
                                                                          MONTHS ENDED       NOVEMBER 30,
                                                                         MAY 31, 1998++         1997++
                                                                          (UNAUDITED)

-----------------------------------------------------------------------------------------------------------

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.26            $ 14.34
                                                                             ------             ------
Net investment loss...................................................        (0.08)             (0.06)
Net realized and unrealized loss......................................      --                   (0.02)
                                                                             ------             ------
Total from investment operations......................................        (0.08)             (0.08)
                                                                             ------             ------
Less distributions from net realized gain.............................        (0.48)           --
                                                                             ------             ------
Net asset value, end of period........................................      $ 13.70            $ 14.26
                                                                             ------             ------
                                                                             ------             ------
TOTAL INVESTMENT RETURN+..............................................        (0.25)%(1)         (0.56)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.31%(2)           1.27%(2)
Net investment loss...................................................        (1.12)%(2)         (1.08)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $   815            $   345
Portfolio turnover rate...............................................          113%(1)            184%
Average commission rate paid..........................................      $0.0560            $0.0570

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.22            $ 14.34
                                                                             ------             ------
Net investment loss...................................................        (0.13)             (0.09)
Net realized and unrealized loss......................................      --                   (0.03)
                                                                             ------             ------
Total from investment operations......................................        (0.13)             (0.12)
                                                                             ------             ------
Less distributions from net realized gain.............................        (0.48)           --
                                                                             ------             ------
Net asset value, end of period........................................      $ 13.61            $ 14.22
                                                                             ------             ------
                                                                             ------             ------
TOTAL INVESTMENT RETURN+..............................................        (0.62)%(1)         (0.84)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.08%(2)           2.03%(2)
Net investment loss...................................................        (1.90)%(2)         (1.82)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,713             $1,288
Portfolio turnover rate...............................................          113%(1)            184%
Average commission rate paid..........................................      $0.0560            $0.0570

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                                            JULY 28, 1997*
                                                                          FOR THE SIX          THROUGH
                                                                          MONTHS ENDED       NOVEMBER 30,
                                                                         MAY 31, 1998++         1997++
                                                                          (UNAUDITED)

-----------------------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.27            $ 14.34
                                                                             ------             ------

Net investment loss...................................................        (0.06)             (0.04)

Net realized and unrealized loss......................................      --                   (0.03)
                                                                             ------             ------

Total from investment operations......................................        (0.06)             (0.07)
                                                                             ------             ------

Less distributions from net realized gain.............................        (0.48)           --
                                                                             ------             ------

Net asset value, end of period........................................      $ 13.73            $ 14.27
                                                                             ------             ------
                                                                             ------             ------

TOTAL INVESTMENT RETURN+..............................................        (0.11)%(1)         (0.49)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.06%(2)           1.01%(2)

Net investment loss...................................................        (0.87)%(2)         (0.82)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 1,085            $   136

Portfolio turnover rate...............................................          113%(1)            184%

Average commission rate paid..........................................      $0.0560            $0.0570

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
                                                           MORGAN STANLEY
Michael Bozic                                              DEAN WITTER
Charles A. Fiumefreddo                                     CAPITAL APPRECIATION
Edwin J. Garn                                              FUND
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Ronald J. Worobel
Vice President
                                                                 [PHOTO]
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




                                                   SEMIANNUAL REPORT
                                                   MAY 31, 1998



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.